Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2024
Changes In Organisation And Disposals [Line Items]
Changes in organization and acquisitions and disposals of subsidiaries and businesses

Note 29

Changes in organization and acquisitions and disposals

of subsidiaries and businesses

Disposals of subsidiaries and businesses
Agreement to sell Select Portfolio Servicing
On 13

August 2024,

UBS AG

entered

into an

agreement

to sell

Select

Portfolio Servicing,

the

US mortgage

servicing
business

of

Credit

Suisse,

which

is

managed

in

Non-core

and

Legacy.

Completion

of

the

transaction

is

subject

to
regulatory

approvals

and

other

customary

closing

conditions.

As

of

31 December

2024,

the

associated

assets

and
liabilities

were

presented

as
Assets

of

disposal

groups

held

for

sale

and
Liabilities

of

disposal

groups

held

for

sale
,
respectively,

and

amounted

to

USD
1,823
m

and

USD
1,212
m,

respectively.

UBS

AG

does

not

expect

to

recognize

a
material profit or loss upon completion of the transaction.
Agreement to sell Swisscard AECS GmbH
In October

2024, UBS

AG entered into

an agreement to

sell to

American Express Swiss

Holdings GmbH

(American Express)
its 50
% interest

in Swisscard

AECS GmbH

(Swisscard),

a joint

venture

in Switzerland

between UBS

AG and

American
Express, subject to certain

closing conditions. Also in

October 2024, UBS AG

entered into an agreement

with Swisscard
to transition the Credit

Suisse-branded card portfolios

to UBS AG. In January

2025, UBS AG completed the

purchase of
the

card

portfolios,

with

the

actual

client

migration

expected

to

take

place

over

the

following

quarters.

The

two
transactions will

result

in similar

profit and

loss effects

over the

course of

2025 and,

therefore,

on a

net basis

are

not
expected to have a material

impact for UBS AG. In

the fourth quarter of 2024, UBS

AG recorded an expense of USD
41 m
in connection with the termination of the Swisscard

joint venture.
Changes in organization
Legal structure integration
On 31

May

2024, the

merger

of UBS

AG

and

Credit

Suisse

AG was

completed.

UBS

AG

succeeded

to all

rights

and
obligations of Credit Suisse AG, including all outstanding

Credit Suisse AG debt instruments.
›
Refer to Note 2 for more information about the

merger of UBS AG and Credit Suisse AG
On 7 June 2024, the transition to a single US intermediate

holding company was completed.
On 1 July 2024, the merger of UBS Switzerland AG and Credit Suisse (Schweiz) AG was completed. UBS Switzerland AG succeeded to all rights and obligations of Credit Suisse

(Schweiz) AG.